GOODWILL AND INTANGIBLE ASSETS, NET - Intangibles assets and goodwill net (Details) - COP ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
GOODWILL AND INTANGIBLE ASSETS, NET
Intangible assets	$ 495,606	$ 538,958
Goodwill	7,011,715	6,694,354	$ 6,638,403
Total	$ 7,507,321	$ 7,233,312